CONSOLIDATED BALANCE SHEETS (Parenthetical)(USD ($)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,898	$ 1,127
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	34,739,315	34,365,250
Ordinary shares, shares outstanding	34,739,315	34,365,250